Note 24 - Investment	12 Months Ended
Dec. 31, 2013
Investments Schedule [Abstract]
Investment [Text Block]

24.          INVESTMENT

In October 2011, the Company agreed to invest $400,000 in PVPower, Inc., a company engaged in the sales and distribution of photovoltaic products and solar systems. The Company applied the cost method of accounting for this investment.  During the fourth quarter of 2012, the Company evaluated the investment for purposes of its long-lived asset impairment analysis. It was determined that carrying value of its investment was not expected to be recoverable in the foreseeable future from the future cash flow or the sale of its ownership stake. The Company has therefore recorded a $400,000 loss of the investment to reduce its carrying value of this investment to $0 at December 31, 2012. The loss is reflected within other income (expense) in the consolidated statements of operations at their current redeption value.

On February 5, 2014, we agreed to acquire the assets of PVPower, Inc., in exchange for the issuance of 600,000 shares of Company common stock.